MATERIAL RELATED PARTY DISCLOSURE	12 Months Ended
Dec. 31, 2013
MATERIAL RELATED PARTY DISCLOSURE [Abstract]
MATERIAL RELATED PARTY DISCLOSURE
24	MATERIAL RELATED PARTY DISCLOSURE

During the years ended December 31, 2011, 2012 and 2013, the Group recognized net sales of $5,783, $1,794 and $4,639 to G.M.I. Technology Inc. ("GMI") respectively.  As of December 31, 2012 and 2013, amount due from a related party represented an accounts receivable from GMI of $340 and $1,301 respectively.  GMI's president is an immediate family member of the Group's Director.

As of December 31, 2012 and 2013, the Group had an amount due from an equity method investee, Beijing Actions, of $79 and $38, respectively.